Fair values	12 Months Ended
Mar. 31, 2022
Fair Values [Abstract]
Fair values
47.
Fair values

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2021		As at March 31, 2022		As at March 31, 2022
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets
Measured at amortised cost
Security deposits	185	185	231	231	3	3
Bank deposits with remaining maturity for more than twelve months	2,999	2,999	1,318	1,318	17	17
Trade receivables	35,980	35,980	45,825	45,825	604	604
Cash and cash equivalents	20,679	20,679	28,379	28,379	374	374
Bank balances other than cash and cash equivalents	26,506	26,506	50,741	50,741	669	669
Advances recoverable	154	154	153	153	2	2
Interest accrued on fixed deposits	394	394	444	444	6	6
Interest accrued on loan to third party	—	—	40	40	1	1
Government grant receivable	1,161	1,161	783	783	10	10
Loans to related parties	11	11	—	—	—	—
Deferred consideration receivable	1,936	1,936	2,547	2,547	34	34
Loans and advances to third party	—	—	556	556	7	7
Other current financial assets	52	52	148	148	2	2
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	2,691	2,691	3,593	3,593	47	47
Financial liabilities
Financial guarantee contracts	78	78	—	—	—	—
Measured at amortised cost
Non-convertible debentures	100,584	101,725	84,262	82,622	1,111	1,089
Term loan from bank	51,157	51,455	63,819	58,928	841	777
Term loan from financial institutions	93,419	99,394	109,769	112,382	1,447	1,481
Compulsorily convertible debentures	809	809	1,213	1,213	16	16
Senior secured notes	92,924	98,308	170,712	164,617	2,250	2,170
Compulsorily convertible preference shares	26,697	26,697	—	—	—	—
Interest accrued but not due on borrowings	1,686	1,686	1,821	1,821	24	24
Interest accrued but not due on debentures	1,344	1,344	2,037	2,037	27	27
Capital creditors	9,001	9,001	11,036	11,036	145	145
Purchase consideration payable	191	191	88	88	1	1
Cash settled shared based payment liability	—	—	36	36	0	0
Other payables	1	1	7	7	0	0
Provision for operation and maintenance equalisation	—	—	2,652	2,652	35	35
Interest-bearing loans and borrowings - short term	10,643	10,643	14,485	14,485	191	191
Trade payables	3,245	3,245	5,609	5,609	74	74
Financial liabilities at fair value
Liability for put options with non-controlling interests	—	—	9,546	9,546	126	126
Financial liabilities at FVTPL
Derivative instruments - share warrants	—	—	2,486	2,486	33	33
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	1,070	1,070	1,723	1,723	23	23

The management of the Group assessed that cash and cash equivalents, trade receivables (current), bank balances other than cash and cash equivalents, short term loans, trade payables, short term interest-bearing loans and borrowings, other current financial liabilities and other current financial assets approximate their carrying amounts largely due to the short-term maturities of these instruments.

For all other instruments, following methods and assumptions were used to estimate the fair values:

i)
Fair values of the Group’s term loans from banks, term loans from financial institutions, non-convertible debentures, acceptances and senior secured notes including current maturities are determined by using Discounted Cash Flow (DCF) method using discount rate that reflects the issuer’s borrowing rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including own credit risk. The own non-performance risk as at March 31, 2022 and 2021 was assessed to be insignificant.
ii)
Fair values of the liability component of compulsory convertible preference shares and compulsory convertible debentures determined by using DCF method using discount rate that reflects the borrowing rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including own credit risk. The own non-performance risk as at March 31, 2022 and 2021 was assessed to be insignificant.
iii)
Fair values of the non-current trade receivables, bank deposits and security deposits given are determined by using DCF method using discount rate that reflects the lending rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in fair value hierarchy due to inclusion of unobservable inputs including counterparty credit risk.
iv)
The Group enter into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Cross currency interest rate swaps are valued using valuation techniques, which employs the use of market observable inputs. The models incorporate various fair value level 2 inputs including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the currency, interest rate curves and forward rate curves of the underlying instrument. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships.